Annual Total Returns - Fidelity Intermediate Municipal Income Fund [BarChart] - 12.31 Fidelity Intermediate Municipal Income Fund AMCIZ PRO-13 - Fidelity Intermediate Municipal Income Fund - Fidelity Advisor Intermediate Municipal Income Fund: Class A
Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	7.65%
Annual Return 2012	4.75%
Annual Return 2013	(1.78%)
Annual Return 2014	6.38%
Annual Return 2015	1.79%
Annual Return 2016	(0.34%)
Annual Return 2017	4.25%
Annual Return 2018	0.88%
Annual Return 2019	6.20%
Annual Return 2020	4.11%